Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net income (loss)	$ (71,500)	$ (65,590)	$ (213,587)	$ (51,675)	$ (49,710)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	22,673	21,305	27,294	25,996	27,896
Amortization of intangible assets	73,505	69,373	93,957	77,523	77,254
Amortization of debt issuance costs and non-cash interest expense	7,729	6,270	8,476	13,272	12,679
Stock-based compensation expense	3,563	1,700	2,701	1,888	3,382
Impairment of goodwill and intangible assets			141,006		6,998
Loss (gain) on disposal of assets, net	936	683	4,385	2,067	(2,094)
Deferred income tax (benefit) expense	(1,836)	(43,074)	(60,620)	(39,687)	(23,690)
Provisions for doubtful accounts and sales returns	16,442	22,455	31,673	33,077	34,904
Inventory reserves	4,440	5,812	7,706	6,596	7,462
Loss on modification and extinguishment of debt	9,398			19,798
Gain on sale of discontinued operations					(393)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	(17,677)	(18,831)	(32,231)	(33,105)	(15,156)
Inventories	(16,568)	(11,450)	(13,190)	(13,908)	(1,868)
Prepaid expenses and other assets	(3,670)	2,277	8,435	(4,837)	3,438
Accrued interest	23,897	37,280	5,351	4,610	2
Accounts payable and other current liabilities	(29)	11,908	12,249	(16,021)	(13,310)
Net cash (used in) provided by operating activities	51,303	40,118	23,605	25,594	67,794
Cash Flows From Investing Activities:
Purchases of property and equipment	(23,448)	(29,217)	(39,397)	(27,247)	(28,872)
Cash paid in connection with acquisitions, net of cash acquired		(317,669)	(317,669)	(2,045)	(13,086)
Proceeds received upon sale of discontinued operations, net					21,846
Other investing activities, net	(656)	(1,479)	(1,596)	(903)	4,112
Net cash used in investing activities	(24,104)	(348,365)	(358,662)	(30,195)	(16,000)
Cash Flows From Financing Activities:
Proceeds from issuance of debt	751,700	400,000	439,000	447,130	68,260
Repayments of debt and capital lease obligations	(754,824)	(83,620)	(96,826)	(437,367)	(103,521)
Payment of debt issuance costs	(25,234)	(7,612)	(7,694)	(10,282)
Investment by parent	1,000	3,176	3,176	1,489
Cash paid in connection with the cancellation of vested options		(2,000)	(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests		(682)	(1,366)	(557)
Net cash (used in) provided by financing activities	(27,358)	309,262	334,290	413	(35,261)
Effect of exchange rate changes on cash and cash equivalents	215	176	804	(2,291)	(2,405)
Net increase (decrease) in cash and cash equivalents	56	1,191	37	(6,479)	14,128
Cash and cash equivalents at beginning of period	38,169	38,132	38,132	44,611	30,483
Cash and cash equivalents at end of period	38,225	39,323	38,169	38,132	44,611
Supplemental disclosures of cash flow information:
Cash paid for interest	103,351	78,549	151,207	139,095	144,215
Cash (refunded) paid for taxes, net	3,198	(3,932)	(956)	4,515	3,777
Non-cash investing and financing activities:
Increases in property and equipment and in other liabilities in connection with capitalized software costs		258		1,934	3,876
Issuance of notes payable in connection with acquisitions					$ 2,860